       As filed with the Securities and Exchange Commission on December 13, 2006
                                                     1933 Act File No. 333-36074
                                                     1940 Act File No. 811-09913


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ---
         Pre-Effective Amendment No.
                                     -----

         Post-Effective Amendment No. 27                                X
                                     -----                             ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                       ---

         Amendment No.  28                                              X
                      ------                                           ---



                           AIM COUNSELOR SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                  John M. Zerr
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:


Margaret E. Gallardo-Cortez, Esq.                 Martha J. Hays, Esq.
A I M Advisors, Inc.                              Ballard Spahr Andrews &
11 Greenway Plaza, Suite 100                      Ingersoll, LLP
Houston, TX  77046                                1735 Market Street, 51st Floor
                                                  Philadelphia, PA  19103-7599



                                  ------------
                                  ------------


Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
---


 X       on December 29, 2006, pursuant to paragraph (b)
---


         60 days after filing pursuant to paragraph (a)(1)
---

         on (date) pursuant to paragraph (a)(1)
---

         75 days after filing pursuant to paragraph (a)(2)
---


         on (date) pursuant to paragraph (a)(2) of rule 485
---


If appropriate, check the following box:


 X       this post-effective amendment designates a new effective date for a
---      previously filed post-effective amendment.

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for AIM Advantage Health Sciences (Class A, Class B, and Class C shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Floating Rate Fund (Class A, Class C, and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Multi-Sector Fund (Class A, Class B, and Class C shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Structured Core Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Structured Growth Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Structured Value Fund (Class A, Class B, Class C and Class R shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Prospectus for AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund (Institutional Class shares) -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Statement of Additional Information relating to the Class A, Class B, Class C, Class R and Institutional Class shares, as applicable, of AIM Advantage Health Sciences Fund, AIM Multi-Sector Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Statement of Additional Information relating to the Class A, Class C, Class R and Institutional Class shares, as applicable, of AIM Floating Rate Fund -- incorporated by reference to Post-

Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Part C -- incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on October 13, 2006 -- SEC Accession No. 0000950129-06-009004.

Signature Page

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 13, 2006 to December 29, 2006.

Special Note:

In Post-Effective Amendment No. 26 ("PEA No. 26") that was filed on October 13, 2006, the incorrect box was inadvertently checked on the facing page designating PEA No. 26 as a filing proposed to become effective on December 14, 2006 pursuant to paragraph (a)(2) of Rule 485. The correct box that should have been checked on the facing page in PEA No. 26 was the box designating PEA No. 26 as a filing proposed to become effective on December 14, 2006 pursuant to paragraph
(a)(1) of Rule 485.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of December, 2006.



                                       REGISTRANT:   AIM COUNSELOR SERIES TRUST

                                       By:      /s/ Philip A. Taylor
                                                --------------------------
                                                Philip A. Taylor, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  /s/ Philip A. Taylor                          Trustee & President                   December 13, 2006
         -----------------------------------                (Principal Executive Officer)
                 (Philip A. Taylor)

              /s/ Bob R. Baker*                                        Trustee                        December 13, 2006
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                        December 13, 2006
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                        December 13, 2006
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                    December 13, 2006
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                        December 13, 2006
         -----------------------------------
               (Albert R. Dowden)

              /s/ Jack M. Fields*                                      Trustee                        December 13, 2006
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                        December 13, 2006
         -----------------------------------
                (Carl Frischling)

                /s/ Robert H. Graham*                                  Trustee                        December 13, 2006
         -----------------------------------
                  (Robert H. Graham)

              /s/ Prema Mathai-Davis*                                  Trustee                        December 13, 2006
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                        December 13, 2006
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                        December 13, 2006
         -----------------------------------
               (Ruth H. Quigley)

              /s/ Larry Soll*                                          Trustee                        December 13, 2006
         -----------------------------------
                 (Larry Soll)

              /s/ Raymond Stickel, Jr.*                                Trustee                        December 13, 2006
         -----------------------------------
                 (Raymond Stickel, Jr.)

                                                             Vice President & Treasurer
             /s/ Sidney M. Dilgren                            (Principal Financial and                December 13, 2006
         -----------------------------------                     Accounting Officer)
                (Sidney M. Dilgren)

  *By    /s/ Philip A. Taylor
         -----------------------------------
         Philip A. Taylor
         Attorney-in-Fact


*Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 25 on September 22, 2006.